Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in statement of operations	2021	2022
Management fees	Management fees – related party	261,545	341,625
Brokerage commissions	Voyage expenses – related party	116,665	203,462
Superintendent fees	Vessels’ operating expenses – related party	12,000	—
Crew management fees	Vessels’ operating expenses – related party	30,000	37,500
Executive compensation	General and administrative expenses	—	105,200
General and administrative expenses-Former Parent	General and administrative expenses	176,162	—
Commissions – vessels purchased	Vessels, net	—	778,000